Income Taxes (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 402,741	$ 123,164	$ 37,194
Operating loss carryforwards expiration year	2030	2030